Stockholders' Equity (Deficit) Accumulated Other Comprehensive Income and Redeemable Noncontrolling Interest - Change in Stockholders' Equity (Deficit), Accumulated Other Comprehensive Income and Redeemable Noncontrolling Interest (Detail) (USD $)
In Millions, except Share data, unless otherwise specified
	3 Months Ended	12 Months Ended																3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jul. 16, 2007	Mar. 31, 2014 Common Stock [Member]	Dec. 31, 2013 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member]	Dec. 31, 2010 Common Stock [Member]	Mar. 31, 2014 Treasury Stock [Member]	Dec. 31, 2013 Treasury Stock [Member]	Mar. 31, 2014 Capital in Excess of Par Value [Member]	Dec. 31, 2013 Capital in Excess of Par Value [Member]	Dec. 31, 2012 Capital in Excess of Par Value [Member]	Dec. 31, 2011 Capital in Excess of Par Value [Member]	Dec. 31, 2010 Capital in Excess of Par Value [Member]	Mar. 31, 2014 Accumulated Deficit [Member]	Dec. 31, 2013 Accumulated Deficit [Member]	Dec. 31, 2012 Accumulated Deficit [Member]	Dec. 31, 2010 Accumulated Deficit [Member]	Mar. 31, 2014 Foreign Currency Translation [Member]	Dec. 31, 2013 Foreign Currency Translation [Member]	Dec. 31, 2012 Foreign Currency Translation [Member]	Dec. 31, 2011 Foreign Currency Translation [Member]	Mar. 31, 2014 Benefit Plan Liabilities [Member]	Dec. 31, 2013 Benefit Plan Liabilities [Member]	Dec. 31, 2012 Benefit Plan Liabilities [Member]	Dec. 31, 2011 Benefit Plan Liabilities [Member]	Mar. 31, 2014 Unrealized Gain (Loss) on Available- For-Sale Investments [Member]	Dec. 31, 2012 Unrealized Gain (Loss) on Available- For-Sale Investments [Member]	Dec. 31, 2011 Unrealized Gain (Loss) on Available- For-Sale Investments [Member]	Mar. 31, 2014 Noncontrolling Interest [Member]	Dec. 31, 2013 Noncontrolling Interest [Member]	Dec. 31, 2012 Noncontrolling Interest [Member]	Dec. 31, 2011 Noncontrolling Interest [Member]	Mar. 31, 2014 Redeemable Non- controlling Interest [Member]	Dec. 31, 2013 Redeemable Non- controlling Interest [Member]	Dec. 31, 2012 Redeemable Non- controlling Interest [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	$ (110.1)	$ (293.9)	$ (267.6)	$ (182.5)		$ 0.2	$ 0.2	$ 0.2	$ 0.2	$ 0.2	$ (6.6)	$ (6.6)	$ 189.7	$ 189.7	$ 189.7	$ 224.7	$ 224.7	$ (107.1)	$ (234.4)	$ (281.5)	$ (273.4)	$ (16.6)	$ (3.8)	$ (8.1)	$ (6.6)	$ (174.9)	$ (251.6)	$ (202.2)	$ (137.0)	$ 3.3	$ (4.4)	$ 5.4	$ 1.9	$ 2.7	$ 3.7	$ 4.2
Beginning Balance	1.3	1.7																																			1.3	1.7
Balance, Shares	21,250,000	21,250,000			21,250,000	21,250,000	21,250,000	21,250,000	21,250,000	21,250,000
Beginning Balance, shares	212,500										213,000	213,000
Net income (loss)	1.5	126.4	46.1															1.6	127.3	47.1													(0.1)	(0.9)	(1.0)
Net income (loss)																																					(0.1)	(0.2)	(0.3)
Foreign currency translation	(7.1)	(12.7)	4.3	(1.3)																		(7.1)	(12.8)	4.3	(1.5)									0.1		0.2
Changes in defined benefit pension and other post-retirement benefit plans	0.2	76.7	(49.4)	(65.2)																						0.2	76.7	(49.4)	(65.2)
Unrealized loss on available-for-sale investment	(0.1)		7.7	(9.8)																										(0.1)	7.7	(9.8)
Ending Balance	(115.7)	(110.1)	(293.9)	(267.6)		0.2	0.2	0.2	0.2	0.2	(6.6)	(6.6)	189.7	189.7	189.7	224.7	224.7	(105.5)	(107.1)	(234.4)	(273.4)	(23.7)	(16.6)	(3.8)	(8.1)	(174.7)	(174.9)	(251.6)	(202.2)	3.2	3.3	(4.4)	(1.8)	1.9	2.7	3.7
Ending Balance	$ 1.2	$ 1.3	$ 1.7																																		$ 1.2	$ 1.3	$ 1.7
Balance, Shares	21,250,000	21,250,000	21,250,000		21,250,000	21,250,000	21,250,000	21,250,000	21,250,000	21,250,000
Balance, Shares	212,500	212,500									213,000	213,000